NOTE 10 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Loans and Leases Receivable, Related Parties	$ 400,893			$ 326,324
Convertible Notes Payable, Current	26,613			26,613
Management Fee Expense		$ 144,000	$ 558,000	576,000
Increase (Decrease) in Employee Related Liabilities	11,230	$ 41,139
Financial Guarantee Insurance Contracts, Risk Management Activities, Mitigating Claim Liabilities, Accrued Liabilities	$ 104,628			$ 79,628	$ 92,229